Fair Value Measurements - Summary of Aggregate Difference between Transaction Price and Valuation Technique (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Fair Value Measurement Fair Value Transaction Recognized In Net Income [abstract]
Balance as at beginning of year	$ 19	$ 41
New transactions	25	35
Recognized in the Consolidated Statement of Income during the year	(30)	(57)
Balance as at end of year	$ 14	$ 19